Note 6 - Finance Income and Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of items of Finance Income and Finance Expenses, Including Foreign Exchange Gains and Losses

The table below presents the items of finance income and finance expenses, including foreign exchange gains and losses (in thousands):

	Year ended December 31,
	2022	2023	2024
Finance income:
Interest income on receivables from sales of investments (Note 12)	$3,675	$1,556	$165
Other interest income	1,675	2,989	3,412
Gain on settlement of receivable from sale of investment (Note 12)	—	1,084	—
Fair value gain on short-term investments (Note 16)	15,946	3,243	—
Other finance income	157	5	—
Total finance income	21,454	8,876	3,577
Finance expenses:
Interest expense	(282)	(369)	(530)
Fair value loss on receivable from sale of investment (Note 12)	(37,923)	—	—
Other finance expenses	(1,524)	(276)	(56)
Total finance expenses	(39,729)	(644)	(586)
Foreign exchange gain (loss):
Unrealized foreign exchange gain (loss)	(1,512)	(1,901)	1,248
Realized foreign exchange gain (loss)	355	938	(3,087)
Total foreign exchange gain (loss)	(1,157)	(963)	(1,839)
Net finance income (expense)	$(19,432)	$7,269	$1,152